Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 14,183	$ 15,275
Marketable securities	149,824	0
Accounts receivable, net	4,222	156
Inventories, net	4,085	2,655
Prepaid and other current assets	5,051	1,396
Total current assets	177,365	19,482
Property and equipment, net	5,129	4,865
Restricted cash	2,150	1,223
Other noncurrent assets	1,509	315
Total assets	186,153	25,885
CURRENT LIABILITIES:
Accounts payable	2,542	1,807
Accrued expenses and other current liabilities	8,739	3,356
Contract liabilities	2,287	660
Convertible notes	0	29,079
Borrowings—net of debt issuance costs, noncurrent	0	2,693
Total current liabilities	13,568	37,595
Deferred rent, noncurrent	3,032	3,631
Borrowings—net of debt issuance costs, noncurrent	0	2,884
Other noncurrent liabilities	786	0
Total liabilities	17,386	44,110
COMMITMENTS AND CONTINGENCIES (Note 18)
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock—$0.0001 par value: 1,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock—$0.0001 par value: 300,000,000 shares authorized; 155,137,237 and 101,286,645 shares issued and outstanding at December 31, 2021 and 2020	16	10
Additional paid-in capital	320,937	68,549
Accumulated other comprehensive loss	(391)	0
Accumulated deficit	(151,795)	(86,784)
Total stockholders' equity (deficit)	168,767	(18,225)
Total liabilities and stockholders' equity (deficit)	$ 186,153	$ 25,885